Non-Controlling Interests - Summary of Non-Controlling Interests (Detail) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 355,000	$ 355,000	$ (3,808,000)
Spero Potentiator, Inc. [Member]
Noncontrolling Interest [Line Items]
Non-controlling interests	0	0	(5,470,000)
Spero Europe, Ltd. [Member]
Noncontrolling Interest [Line Items]
Non-controlling interests	0.0	0	(21,000)
Spero Gyrase, Inc. [Member]
Noncontrolling Interest [Line Items]
Non-controlling interests	400,000	355,000	380,000
Spero Cantab [Member]
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 0	$ 0	$ 1,303,000